Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment information [abstract]
Summary of Segment Results
The segment results for the years ended December 31, 2019, 2018 and 2017 are as follows:

December 31, 2019	Mass Participation	Spectator Sports	DPSS	Adjustments and Eliminations	Total
	€	€	€	€	€
Revenue
External customers	326,917	567,279	135,884	—	1,030,080

Cost of sales	209,501	382,521	94,338	—	686,360

Segment gross profit	117,416	184,758	41,546	—	343,720

December 31, 2018	Mass Participation	Spectator Sports	DPSS	Adjustments and Eliminations	Total
	€	€	€	€	€
Revenue
External customers	284,081	523,826	321,279	—	1,129,186

Cost of sales	183,225	315,664	264,904	—	763,793

Segment gross profit	100,856	208,162	56,375	—	365,393

December 31, 2017	Mass Participation	Spectator Sports	DPSS	Adjustments and Eliminations	Total
	€	€	€	€	€
Revenue
External customers	251,450	547,072	156,076	—	954,598

Cost of sales	161,168	349,018	113,907	—	624,093

Segment gross profit	90,282	198,054	42,169	—	330,505

Summary of Geographic Information on Total Revenues
The Group’s businesses operate across the world. For the years ended December 31, 2019, 2018 and 2017, the geographic information on total revenues is as follows:

	2019	2018	2017
Revenue from external customers	€	€	€
Europe	637,688	768,790	616,094
America	184,552	188,663	166,720
Asia	167,428	128,956	137,491
Oceania	27,102	23,530	20,905
Africa	13,310	19,247	13,388

Total	1,030,080	1,129,186	954,598